Consolidating Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (39,214)	$ 5,982	$ (35,641)	$ (3,855)	$ (38,486)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	36,468	10,879	63,638	40,387	41,374
Long-term incentive plan expense	1,081	825	3,167	4,497
Earnings from unconsolidated affiliates			(6,356)
Distributions from unconsolidated affiliates	249	1,450	21,889	16,843	27,884
Unrealized foreign exchange loss	12,916	1,878	8,636	5,611	24,370
Change in fair value of derivative instruments	58,122	(3,561)	22,776	14,047	6,813
Change in deferred income taxes			(9,908)
Change in other operating balances
Accounts receivable	19,507	(419)	(15,563)	1,729	10,520
Prepayments, refundable income taxes and other assets			1,653
Accounts payable and accrued liabilities	10,574	1,937	4,931	(6,551)	2,959
Other liabilities	1,546	500	(3,287)	2,468	(84)
Net cash provided by operating activities	66,492	20,347	55,935	86,953	50,449
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired			(591,583)	(78,180)	(3,068)
Short-term loan to Idaho Wind			22,781
Change in restricted cash	(6,349)	(7,524)	(5,668)	945	575
Biomass development costs	(123)	(308)	(931)	(2,286)
Proceeds from sale of assets			8,500	2,000	29,467
Purchase of property, plant and equipment	(716)	(338)	(115,107)	(46,695)	(2,016)
Net cash (used in) provided by investing activities	(170,615)	(18,115)	(682,008)	(146,997)	24,958
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt			460,000
Proceeds from project level debt	184,216	2,781	100,794		78,330
Proceeds from issuance of equity, net of offering costs			155,424	72,767
Proceeds from issuance of convertible debenture, net of offering costs				74,575
Deferred financing costs	(10,179)		(26,373)	(7,941)
Repayment of project-level debt	(2,725)	(3,400)	(21,589)	(18,882)	(12,744)
Proceeds from revolving credit facility borrowings	22,800		58,000	20,000
Dividends paid	(36,031)	(18,852)	(85,029)	(65,028)	(24,955)
Net cash provided by (used in) financing activities	150,081	(19,471)	641,227	55,691	(62,884)
Net (decrease) increase in cash and cash equivalents	45,958	(17,239)	15,154	(4,353)	12,523
Cash and cash equivalents at beginning of year	60,651	45,497	45,497	49,850	37,327
Cash and cash equivalents at end of year	106,609	28,258	60,651	45,497	49,850
Guarantor Subsidiaries
Cash flows from operating activities:
Net loss	(37,593)		(44,628)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	32,705		60,999
Long-term incentive plan expense			3,167
Earnings from unconsolidated affiliates			(6,356)
Distributions from unconsolidated affiliates			13,552
Unrealized foreign exchange loss			4,105
Change in fair value of derivative instruments	58,122		(22,776)
Change in deferred income taxes			(9,908)
Change in other operating balances
Accounts receivable			23,952
Prepayments, refundable income taxes and other assets			1,783
Accounts payable and accrued liabilities			(46,561)
Other liabilities			(1,918)
Net cash provided by operating activities	30,019		20,963
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	198		12,143
Short-term loan to Idaho Wind			21,465
Change in restricted cash	(6,349)		(5,668)
Biomass development costs	(123)		(931)
Proceeds from sale of assets			8,500
Purchase of property, plant and equipment			(115,047)
Net cash (used in) provided by investing activities	(170,400)		(79,538)
Cash flows (used in) provided by financing activities:
Proceeds from project level debt	184,216		100,794
Deferred financing costs	(10,179)
Repayment of project-level debt	(2,725)		(21,589)
Proceeds from revolving credit facility borrowings	22,800		8,000
Dividends paid	(3,274)		(3,247)
Net cash provided by (used in) financing activities	182,838		83,958
Net (decrease) increase in cash and cash equivalents	42,457		25,383
Cash and cash equivalents at beginning of year	58,370	32,987	32,987
Cash and cash equivalents at end of year	100,827		58,370
Curtis Palmer
Cash flows from operating activities:
Net loss	2,510		3,608
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	3,763		2,639
Change in other operating balances
Accounts receivable			(8,880)
Prepayments, refundable income taxes and other assets			583
Accounts payable and accrued liabilities			2,095
Net cash provided by operating activities	(46)		45
Cash flows (used in) provided by investing activities:
Purchase of property, plant and equipment			(60)
Net cash (used in) provided by investing activities	(17)		(60)
Cash flows (used in) provided by financing activities:
Net (decrease) increase in cash and cash equivalents	(63)		(15)
Cash and cash equivalents at beginning of year	(15)
Cash and cash equivalents at end of year	(78)		(15)
APC
Cash flows from operating activities:
Net loss	(3,908)		5,379
Adjustments to reconcile to net cash provided by operating activities:
Distributions from unconsolidated affiliates			8,337
Unrealized foreign exchange loss			4,531
Change in other operating balances
Accounts receivable			298
Prepayments, refundable income taxes and other assets			(713)
Accounts payable and accrued liabilities			18,464
Other liabilities			(1,369)
Net cash provided by operating activities	36,519		34,927
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	(198)		(603,726)
Short-term loan to Idaho Wind			1,316
Net cash (used in) provided by investing activities	(198)		(602,410)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt			460,000
Proceeds from issuance of equity, net of offering costs			155,424
Deferred financing costs			(26,373)
Proceeds from revolving credit facility borrowings			50,000
Dividends paid	(32,757)		(81,782)
Net cash provided by (used in) financing activities	(32,757)		557,269
Net (decrease) increase in cash and cash equivalents	3,564		(10,214)
Cash and cash equivalents at beginning of year	2,296	12,510	12,510
Cash and cash equivalents at end of year	5,860		2,296
Eliminations
Cash flows from operating activities:
Net loss	(223)		(1,369)
Change in other operating balances
Accounts receivable			(30,933)
Accounts payable and accrued liabilities			$ 30,933